Tax - Schedule of Effective Income Tax Rate (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Europe
Effective income tax rate	$ 365	$ 207
UNITED STATES
Effective Income Tax Rate Reconciliation [Line Items]
Statutory Rate	$ 169
Statutory Rate Percent	25.00%
North America
Statutory tax rate difference between North America and Chinese mainland	$ (5)
Statutory tax rate difference between North America and Chinese mainland Percent	(0.74%)
Europe
Statutory tax rate difference between Europe and Chinese mainland	$ 8
Statutory tax rate difference between Europe and Chinese mainland Percent	1.19%
Other foreign jurisdictions	$ 6
Other foreign jurisdictions Percent	0.83%
Changes in valuation allowance	$ (772)
Changes in valuation allowance Percent	(114.30%)
Non-deductible items	$ (11)
Non-deductible items Percent	(1.66%)
Additional deduction of qualified R&D expenditures	$ 372
Additional deduction of qualified R&D expenditures Percent	55.03%
Effect of preferential tax rate of HNTE	$ (132)
Effect of preferential tax rate of HNTE Percent	(19.48%)
Effective income tax rate	$ (365)
Effective income tax rate Percent	(54.13%)